COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
COMMITMENTS AND CONTINGENCIES
Total rental expense under all operating leases	$ 3,272,000	19,806,000	15,621,000	5,626,000
Future minimum lease payments under non-cancelable operating leases in relation to office premises
2014	3,195,000	19,342,000
2015	2,988,000	18,089,000
2016	2,725,000	16,497,000
2017	1,108,000	6,703,000
Total	10,016,000	60,631,000
Purchase Commitments
Outstanding purchase commitments in relation to bandwidth	$ 29,940,000	181,245,000